Note 6	3 Months Ended
Jan. 31, 2012
Product Warranty Disclosure [Text Block]
6.  We establish a warranty accrual for repair costs under $5,000 per occurrence to homes, community amenities, and land development infrastructure.  We accrue for warranty costs as part of cost of sales at the time each home is closed and title and possession have been transferred to the homebuyer.  In addition, we accrue for warranty costs over $5,000 per occurrence as part of our general liability insurance deductible, which is expensed as selling, general, and administrative costs.  For homes delivered in fiscal 2012 and 2011, our deductible under our general liability insurance is $20 million per occurrence for construction defect and warranty claims.  For bodily injury claims, our deductible per occurrence in 2012 and 2011 is $0.1 million up to a $5 million limit.  Our aggregate retention in 2012 and 2011 is $21 million for construction defect, warranty and bodily injury claims.  Additions and charges in the warranty reserve and general liability reserve for the three months ended January 31, 2012 and 2011 are as follows:

	Three Months Ended
	January 31,
(In thousands)	2012	2011

Balance, beginning of period	$123,865	$125,268
Additions	8,590	7,488
Charges incurred	(7,730)	(9,567)
Balance, end of period	$124,725	$123,189

Warranty accruals are based upon historical experience.  We engage a third-party actuary that uses our historical warranty and construction defect data, worker’s compensation data, and other industry data to assist us in estimating our reserves for unpaid claims, claim adjustment expenses and incurred but not reported claims reserves for the risks that we are assuming under the general liability and workers compensation programs.  The estimates include provisions for inflation, claims handling, and legal fees.

Insurance claims paid by our insurance carriers, excluding insurance deductibles paid, were $0.7 million and $5.5 million for the three months ended January 31, 2012 and 2011, respectively, for prior year deliveries.